Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS GLOBAL INFRASTRUCTURE FUND INC
Prospectus Date	rr_ProspectusDate	Sep. 30, 2014
Document Creation Date	dei_DocumentCreationDate	Sep. 30, 2014